Revenue - Summary of Disaggregation of Revenue (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 206,396	$ 206,360	$ 214,461
Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	68,804	65,066	66,103
Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	90,143	95,390	100,877
Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	31,809	29,834	29,650
International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	8,682	11,475	13,424
Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	6,958	4,595	4,407
Mobile services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	56,724	58,703	63,906
Mobile services [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	56,724	58,703	63,906
Sales of product [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	39,391	41,593	41,289
Sales of product [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,214	1,957	1,731
Sales of product [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	32,112	35,545	35,702
Sales of product [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	107	41	4
Sales of product [Member] | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	313	265	251
Sales of product [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,645	3,785	3,601
Local telephone and domestic long distance telephone services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	26,475	27,929	29,996
Local telephone and domestic long distance telephone services [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	26,475	27,929	29,996
Broadband access and domestic leased line services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	22,420	22,116	22,453
Broadband access and domestic leased line services [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	22,420	22,116	22,453
Data communications internet services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	21,447	21,003	21,137
Data communications internet services [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	21,447	21,003	21,137
International network and leased line services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,884	7,066	8,724
International network and leased line services | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,884	7,066	8,724
Others [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	36,055	27,950	26,956
Others [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	17,695	13,064	11,923
Others [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	1,307	1,142	1,269
Others [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	10,255	8,790	8,509
Others [Member] | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,485	4,144	4,449
Others [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 2,313	$ 810	$ 806